CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	¥ 846,225	¥ 626,170
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	110,448	102,713
Loss on disposal of assets	320	5,852
Gain on sales of assets	(1,000)
Impairment loss on property and equipment	14,741
Impairment loss on real estate inventories	6,013	0
Non-cash finance lease expense	28,503	23,847
Investment revaluation (gain) loss	(4,459)	1,965
Impairment loss on equity securities without readily determinable fair values	23,509	0
Deferred income taxes, net	4,418	50,993
Changes in assets and liabilities:
Accounts receivable, net	(15,664)	(16,246)
Real estate inventory	1,204,545	1,122,406
Contract assets	95,081	199,522
Prepaid and other current assets	112,238	(290,238)
Operating lease, net	(2,307)	2,655
Other assets	(156,158)	15,890
Accounts payable	433,699	(130,709)
Contract liabilities	207,224	(130,271)
Accrued expenses and other current liabilities	405,722	(12,654)
Net cash provided by (used in) operating activities	3,313,098	1,571,895
Cash flows from investing activities:
Purchases of property and equipment	(2,521,787)	(2,221,499)
Proceeds from sale of property and equipment	3,182
Purchases of intangible assets	(2,351)	(6,359)
Purchase of investments and investments in marketable securities	(100,841)	(15,203)
Net cash used in investing activities	(2,621,797)	(2,243,061)
Cash flows from financing activities:
Proceeds from notes payable	14,734,600	15,014,801
Payments on notes payable	(13,969,871)	(14,745,923)
Payments on IPO costs		(229,046)
Proceeds from common stock issuance		1,187,428
Dividend payments	(40,926)	(24,998)
Purchases of noncontrolling interest	(49)
Repayments of principal portion of finance lease liability	(27,999)	(25,689)
Net cash provided by financing activities	695,755	1,176,573
Effect of exchange rate change on cash and cash equivalents	(30,880)	8,904
Net increase in cash and cash equivalents	1,356,176	514,311
Cash and cash equivalents, beginning of year	1,300,684	786,373
Cash and cash equivalents, end of year	2,656,860	1,300,684
Cash paid during the year for
Interest	44,544	352,355
Income taxes	309,482	316,050
Non-cash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	747,616	2,613
Finance lease right - of - use assets obtained in exchange for finance lease liabilities	¥ 38,066	¥ 38,673